Loans	12 Months Ended
Dec. 31, 2023
Loans [Abstract]
LOANS

NOTE 9 — LOANS

Loans represent amounts due to various banks and financial institutions on scheduled payment dates set out in the loan agreements.

These loans are secured by collaterals or guarantees and are classified as short term or long term based on their respective maturities.

Short-term loans

Short-term loans consisted of the following:

		As of December 31,
	Financial Institutions	2023	2022
1	Rural Commercial Bank of Shandong	$704,235	$2,754,301
2	Postal Savings Bank of China	704,235	724,816
3	Industrial and Commercial Bank of China	633,812	652,335
4	Shandong Heavy Industry Group Finance Co., Ltd. (“Shandong Heavy Industry Finance”)(3)	-	1,159,706
5	Bank of Beijing	845,082	434,890
6	Zheshang Bank	-	289,927
7	Bank of Rizhao	690,151	-
8	Industrial Bank	760,574	-
9	Agricultural Bank of China	1,352,132	-
	Add: Current portion of long-term loans	36,620	-
	Total	$5,726,841	$6,015,975

For the years ended December 31, 2023 and 2022, the Company entered into various credit line and loan agreements with the aforementioned banks and financial institutions for an aggregated amount of approximately $5.69 million (excluded the current portion of long-term loans) and $6.02 million, respectively. Interest rates for the loans outstanding during the years ended December 31, 2023 and 2022 range from 2.00% to 6.80% per annum. Substantially all outstanding short-term loans are guaranteed by the CEO and the family members of the CEO, companies owned by those family members, and certain third-party companies.

(1)	On November 22, 2023, the Company obtained a short-term loan of $704,235 (RMB 5,000,000) from the Rural Commercial Bank of Shandong (“RCBS”). The loan bears interest of 4.35% per annum and is due by November 21, 2024. The use of loan proceeds is restricted to purchasing raw materials for production. Security for this loan was provided through the pledging of various patents valued at $2.25 million (RMB 16,000,000). Additionally, CEO and three family members have provided personal guarantees for this loan. All loans previously acquired from RCBS in 2022 were matured and repaid in full on time.

(2)	On November 30, 2022, the Company and two of its related parties, jointly entered into a line of credit loan agreement with Postal Savings Bank of China (“PSBC”), which allow the Company to borrow revolving loans of $704,235 (RMB 5,000,000) from PSBC. The revolving loan bears interest of 5% per annum and is to expire on November 29, 2024. The revolving loan needs to be repaid in one year from the borrowing and only can be used as working capital for production.

(3)	On March 9, 2023, the Company obtained a short-term small business loan of $633,812 (RMB 4,500,000) from the Industrial and Commercial Bank of China (“ICBC”). The loan bears interest of 4.35% per annum and is due by March 8, 2024. The use of loan proceeds was designated for working capital. The loan was also guaranteed by the two family members of the CEO. The Company repaid the loan in full amount on March 8, 2024.

(4)	In August 2021, the Company entered into a factoring contract with recourse with Shandong Heavy Industry Finance, pursuant to which the Company may borrow from Shandong Heavy Industry Finance up to a cumulative total RMB10 million, or approximately $1.6 million, from August 9, 2021 to July 28, 2022 at an annual effective interest rate of 6.2%. On July 25, 2022, the Company renewed a factoring contract with recourse with Shandong Heavy Industry Finance, pursuant to which the Company may borrow from Shandong Heavy Industry Finance up to a cumulative total RMB23 million, or approximately $3.4 million, from July 25, 2022 to July 24, 2023 at an annual effective interest rate of 5.7%. As of December 31, 2022, the Company obtained loans under the factoring agreement at the total amount of RMB8.0 million (or approximately $1.2 million) by factoring the account receivables due from the Company’s largest customer, LOVOL. Shandong Heavy Industry Finance has the right of recourse to the Company, and as a result, these transactions were recognized as short-term loans. The loans are secured by up to RMB13.5 million (or $2.0 million) of the Company’s accounts receivable due from LOVOL. The Company repaid in full amount before the due date in 2023.

(5)

On January 6, 2023, the Company obtained a $422,541 (RMB 3,000,000) short-term loan from the Bank of Beijing. The loan bore an interest of 4.3% per annum and was set to mature on January 6, 2024. The Company repaid this loan in full on January 5, 2024.

On December 29, 2023, the Company acquired a $422,541 (RMB 3,000,000) short-term loan from the Bank of Beijing. The loan bears interest of 4.30% per annum and is to mature on December 28, 2024. The use of loan proceeds is restricted to working capital for production. The loan is guaranteed by two family members of the CEO. Land use rights and construction in progress valued at $1.94 million (RMB14,000,000) was pledged to secure this short-term loan. (see Note 7)

(6)	The loan from the Zheshang Bank was matured and repaid in full amount in 2023.

(7)	On February 14, 2023, the Company obtained $704,235 (RMB 5,000,000) from the Bank of Rizhao. Among $704,235, $140,847 (RMB 1,000,000) was a short-term loan for working capital only, $563,388 (RMB 4,000,000) was a short-term loan for purchase raw materials only. This loan, with an interest rate of 5.50% per annum, is set to mature on February 14, 2024. To secure the loan, the Company pledged real properties valued at $2.09 million (RMB 14,805,100). Moreover, CEO and three other family members of the CEO have provided personal guarantees for this loan. During January and February of 2024, the Company repaid full amount of the loan balance $690,151.

(8)	On August 14, 2023, the Company secured a short-term loan amounting to $760,574 (RMB 5,400,000) from Industrial Bank Co., Ltd. (“IBC”). This loan, accruing interest at an annual rate of 4.35%, is slated for repayment on August 13, 2024. The funds obtained from this loan are earmarked exclusively for the Company’s working capital needs, particularly to support production activities. To secure the loan, the Company pledged accounts receivable valued at $1.10 million (RMB 7,800,000). Additionally, a family member of the CEO provides a personal guarantee for this financial obligation. (Refer to Note 3 for further details).

(9)	On October 21, 2023, the Company obtained a $1,352,132 (RMB 9,600,000) short-term loan from the Agricultural Bank of China (“ABC”) This loan, with an interest rate of 3.80% per annum, is set to mature on September 21, 2024. The proceeds from this loan are designated solely for the purchase of raw materials for production purposes. To secure the loan, the Company pledged real properties valued at $2.09 million (RMB 14,805,100). Moreover, a family member of the CEO has provided personal guarantees for this loan.

Interest expense pertaining to the above short-term loans for the years ended December 31, 2023, 2022 and 2021 amounted to approximately $450,929, $317,000, and $288,000, respectively, which included in the financing expenses in the Company’s consolidated statements of operations and comprehensive income. The weighted average interest rate for short-term loans was 5.70% for the year ended December 31, 2023.

Long-term loan

On April 23, 2023, the Company entered into a loan agreement with the Bank of Weifang, securing approximately $1.41 million (RMB 10 million) aimed at bolstering working capital. The loan, bearing a 4.0% annual interest rate, is scheduled for maturity on April 22, 2026. The repayment plan is organized into five equal semi-annual installments of $14,085 (RMB 100,000) each, culminating in a balloon payment of $1.34 million (RMB 9.5 million) at the term’s end. As security for the loan, the Company has pledged real estate worth $1.41 million (RMB 10 million). Additionally, personal guarantees have been provided by Mr. Yuanqin Liu and two other individuals. During 2023, the Company repaid a total of $1.27 million (RMB 9 million), resulting in a remaining loan balance of approximately $141,000 (RMB 1 million) as of December 31, 2023.

On May 10, 2023, the Company entered into a loan agreement with the Bank of Weifang, securing approximately $1.27 million (RMB 9 million) aimed at bolstering working capital. The loan, bearing a 4.0% annual interest rate, is scheduled for maturity on April 22, 2026. The repayment plan is organized into five equal semi-annual installments of $2,817 (RMB 20,000) each, culminating in a balloon payment of $1.25 million (RMB 8.9 million) at the term’s end. As security for the loan, the Company has pledged real estate worth $1.41 million (RMB 10 million). Additionally, personal guarantees have been provided by Mr. Yuanqin Liu and three other individuals.

On April 28, 2023, the Company entered into a loan agreement with the Rural Commercial Bank of Shandong, securing approximately $1.97 million (RMB 14 million) aimed at bolstering working capital. The loan, bearing a 4.1% annual interest rate, is scheduled for maturity on April 27, 2026. The repayment plan is organized into six equal semi-annual installments of $1,408 (RMB 10,000) each, culminating in a balloon payment of $1.96 million (RMB 13.94 million) at the maturity date. As security for the loan, the Company has pledged real estate worth $4.35 million (RMB 30.85 million). Additionally, personal guarantees have been provided by Mr. Yuanqin Liu and three other individuals.

On December 21, 2022, the Company entered into a loan agreement with Bank of Weifang to borrow approximately $10.1 million (RMB 70 million) for the acquisition of Yingxuan Assets. The loan has a fixed 35-month term with a maturity date on November 4, 2025, and bears an annual interest rate of 6.8%. The loan is required to be repaid in 6 semi-annually instalment payments within the loan terms. The loan was guaranteed by the CEO and the family members of the CEO, and certain third-party company. In addition, the Company pledged its properties and land use rights recorded at approximately $6.5 million and $4.3 million as collaterals to secure this loan, respectively. The loan was subsequently fully repaid in April 2023 without penalty of prepayment of the date thereof.

The future maturities of the long-term loan as of December 31, 2023 were as follows:

For the Years ended December 31,	Future Repayment
2024	$36,620
2025	36,620
2026	3,301,455
Subtotal	3,374,695
Less: Current portion	36,620
Long-term loans – non-current portion	$3,338,075

Interest expense pertaining to the above loans for the years ended December 31, 2023, 2022 and 2021 amounted to approximately $91,135, $22,000, and $nil, respectively, which included in the financing expenses in the Company’s consolidated statements of operations and comprehensive income.